Description of Organization And Business Operations - Additional Information (Detail) - USD ($)			12 Months Ended
	Jul. 14, 2023	Jan. 18, 2022	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation			Nov. 02, 2017
Cash			$ 3,332,000	$ 10,073,000
Net Loss			(29,734,000)	(23,448,000)
Accumulated Deficit			$ (89,526,000)	(59,792,000)
ANDRETTI ACQUISITION CORP. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation			Jan. 20, 2021
Proceeds from issuance initial public offering			$ 0	225,400,000
Proceeds from sale of private placement warrants			0	13,550,000
Deferred underwriting fee payable			0	8,050,000
Fair value of founder shares in excess attributable to anchor investor			0	10,402,810
Payments to acquire restricted investments			$ 0	235,750,000
Temporary equity, redemption price per share			$ 10.25
Banking regulation, mortgage banking, net worth, minimum	$ 5,000,001		$ 5,000,001
Percentage of public shares that can be transferred without any restriction			15.00%
Percentage of public shares to be redeemed in case business combination is not consummated			100.00%
Period from the closing of the initial public offering within which business combination shall be completed			18 months
Number of days within which the public shares shall be redeemed			10 days
Expenses payable on dissolution			$ 100,000
Net asset value per share			$ 10.25
Cash			$ 161,224	616,120
Working Capital			750,318
Number of stock bought back by the entity at the redemption price	15,105,199
Marketable securities held in Trust Account	$ 84,200,000		86,265,079	239,149,736
Stock redemption price per share	$ 10.66
Net Loss			(862,919)	1,890,290
Accumulated Deficit			$ (15,290,976)	$ (7,094,451)
ANDRETTI ACQUISITION CORP. [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period from the closing of the initial public offering within which business combination shall be completed, extended term			24 months
ANDRETTI ACQUISITION CORP. [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prospective assets of acquire as a percentage of fair value of assets in the trust account			80.00%
Period from the closing of the initial public offering within which business combination shall be completed, extended term			21 months
ANDRETTI ACQUISITION CORP. [Member] | Minimum [Member] | Business Combination [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage			50.00%
ANDRETTI ACQUISITION CORP. [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or rights issued during the period				13,550,000
ANDRETTI ACQUISITION CORP. [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred offering costs			$ 23,807,600
Underwriting fees			4,600,000
Deferred underwriting fee payable			8,050,000
Fair value of founder shares in excess attributable to anchor investor			10,402,810
Other offering costs			$ 754,790
Payments to acquire restricted investments		$ 235,750,000
Sale of stock, price per share		$ 10.25
Term of restricted investments		185 days
ANDRETTI ACQUISITION CORP. [Member] | Private Placement [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or rights issued during the period			13,550,000
Class of warrants or rights issue price per share			$ 1
Proceeds from sale of private placement warrants			$ 13,550,000
ANDRETTI ACQUISITION CORP. [Member] | Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price			$ 10.25
ANDRETTI ACQUISITION CORP. [Member] | Public Shares [Member] | Share Price Less Than Ten Point Twenty Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price			$ 10.25
ANDRETTI ACQUISITION CORP. [Member] | Public Shares [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, new issues		23,000,000
Proceeds from issuance initial public offering		$ 230,000,000
ANDRETTI ACQUISITION CORP. [Member] | Public Shares [Member] | Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, new issues		3,000,000
Shares issued, price per share		$ 10